N-4													1 Months Ended
	Apr. 20, 2026	Dec. 14, 2025	Nov. 14, 2025	Oct. 14, 2025	Sep. 14, 2025	Aug. 14, 2025	Jul. 14, 2025	Jun. 14, 2025	May 14, 2025	Apr. 14, 2025	Mar. 14, 2025	Jan. 14, 2025	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 14, 2025	Jan. 31, 2025
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	Brighthouse Life Insurance Company of NY
Entity Central Index Key	0001167609
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2026
Amendment Flag	false
Brighthouse Shield Level II 6-Year (NY)
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]	Brighthouse Shield Level ll 6-Year AnnuityHistorical new contract upside crediting rates in effect for each Shield Option offered by the Contract during the period dated January 1, 2025 through December 31, 2025The following chart shows the historical new contract Cap Rates, Step Rates, and Edge Rates in effect for each of the Shield Options during the stated time period.
Shield Option				January		February		March		April		May		June		July		August		September		October		November		December
Rate Crediting Type	Term	Shield Rate	Index	01/01/25	01/15/25	02/01/25	02/15/25	03/01/25	03/15/25	04/01/25	04/15/25	05/01/25	05/15/25	06/01/25	06/15/25	07/01/25	07/15/25	08/01/25	08/15/25	09/01/25	9/15/2025	10/01/25	10/15/25	11/01/25	11/15/25	12/01/25	12/15/25
Cap Rate	6-year	25%	S&P 500®	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	70.00%	70.00%	70.00%	80.00%	80.00%	80.00%	80.00%	90.00%	90.00%	90.00%	75.00%	75.00%	75.00%	75.00%	70.00%	70.00%	70.00%	70.00%
	6-year	15%	S&P 500®	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	135.00%	135.00%	135.00%	145.00%	145.00%	145.00%	145.00%	175.00%	175.00%	175.00%	125.00%	125.00%	125.00%	125.00%	115.00%	115.00%	100.00%	100.00%
	6-year	10%	S&P 500®	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
	6-year	25%	Russell 2000®	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	60.00%	60.00%	60.00%	60.00%
	6-year	15%	Russell 2000®	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	80.00%	80.00%	80.00%	80.00%
	6-year	10%	Russell 2000®	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	110.00%	110.00%	110.00%	110.00%
	6-year	25%	Nasdaq-100®	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	65.00%	65.00%	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	65.00%	65.00%	65.00%	65.00%
	6-year	15%	Nasdaq-100®	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	85.00%	85.00%	85.00%	90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%	95.00%	95.00%	90.00%	90.00%	80.00%	80.00%
	6-year	10%	Nasdaq-100®	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	105.00%	105.00%	105.00%	110.00%	110.00%	120.00%	120.00%	120.00%	120.00%	120.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%
	6-year	25%	MSCI EAFE	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	90.00%	90.00%	90.00%	90.00%
	6-year	15%	MSCI EAFE	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
	6-year	10%	MSCI EAFE	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
	3-year	15%	S&P 500®	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	60.00%	60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%	60.00%
	3-year	10%	S&P 500®	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	90.00%	90.00%	75.00%	75.00%
	3-year	15%	Russell 2000®	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%
	3-year	10%	Russell 2000®	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	80.00%	80.00%	70.00%	70.00%
	3-year	15%	Nasdaq-100®	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	40.00%	40.00%	40.00%	40.00%
	3-year	10%	Nasdaq-100®	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%
	3-year	15%	MSCI EAFE	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
	3-year	10%	MSCI EAFE	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
	1-year	25%	S&P 500®	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	8.25%	8.25%	8.25%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.00%	9.00%	9.00%	9.00%	8.50%	8.50%	8.50%	8.50%
	1-year	15%	S&P 500®	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.75%	10.75%	10.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.50%	11.50%	11.50%	11.50%	10.75%	10.75%	10.75%	10.75%
	1-year	10%	S&P 500®	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	14.25%	14.25%	14.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.00%	16.00%	16.00%	16.00%	13.25%	13.25%	13.25%	13.25%
	1-year	25%	Russell 2000®	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	11.00%	11.00%	11.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.75%	11.75%	11.75%	11.75%	11.25%	11.25%	11.25%	11.25%
	1-year	15%	Russell 2000®	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	15.00%	15.00%	15.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.00%	16.00%	16.00%	16.00%
	1-year	10%	Russell 2000®	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	20.00%	20.00%	20.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	19.00%	19.00%	19.00%	19.00%
	1-year	25%	Nasdaq-100®	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	10.00%	10.00%	10.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
	1-year	15%	Nasdaq-100®	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	13.25%	13.25%	13.25%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	13.25%	13.25%	13.25%	13.25%	12.50%	12.50%	12.50%	12.50%
	1-year	10%	Nasdaq-100®	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	16.25%	16.25%	16.25%	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	17.50%	17.50%	17.50%	17.50%	15.00%	15.00%	15.00%	15.00%
	1-year	25%	MSCI EAFE	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	9.00%	9.00%	9.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	9.75%	9.75%	9.75%	9.75%	9.00%	9.00%	9.00%	9.00%
	1-year	15%	MSCI EAFE	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	12.50%	12.50%	12.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	14.00%	14.00%	14.00%	14.00%
	1-year	10%	MSCI EAFE	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	18.00%	18.00%	18.00%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	20.00%	20.00%
Shield Option				January		February		March		April		May		June		July		August		September		October		November		December
Rate Crediting Type	Term	Shield Rate	Index	01/01/25	01/15/25	02/01/25	02/15/25	03/01/25	03/15/25	04/01/25	04/15/25	05/01/25	05/15/25	06/01/25	06/15/25	07/01/25	07/15/25	08/01/25	08/15/25	09/01/25	9/15/2025	10/01/25	10/15/25	11/01/25	11/15/25	12/01/25	12/15/25
Step Rate Edge	2-year	15%	S&P 500®	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
	2-year	10%	S&P 500®	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
	2-year	15%	Russell 2000®	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.00%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	15.00%
	2-year	10%	Russell 2000®	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.00%	18.00%	18.00%	18.00%
	2-year	15%	Nasdaq-100®	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
	2-year	10%	Nasdaq-100®	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
	2-year	15%	MSCI EAFE	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.00%	11.00%	11.00%	11.00%
	2-year	10%	MSCI EAFE	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	12.50%	12.50%	12.50%	12.50%
	1-year	15%	S&P 500®	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
	1-year	10%	S&P 500®	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.50%	7.50%	7.50%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	8.50%	8.50%	8.50%	8.50%	8.00%	8.00%	8.00%	8.00%
	1-year	15%	Russell 2000®	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
	1-year	10%	Russell 2000®	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
	1-year	15%	Nasdaq-100®	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	7.50%	7.50%	7.50%	7.50%	7.25%	7.25%	7.25%	7.25%
	1-year	10%	Nasdaq-100®	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	9.00%	9.00%	9.00%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
	1-year	15%	MSCI EAFE	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.25%	6.25%	6.25%	6.25%	6.00%	6.00%	6.00%	6.00%
	1-year	10%	MSCI EAFE	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	7.75%	7.75%	7.75%	7.75%	7.25%	7.25%	6.50%	6.50%
Step Rate	2-year	15%	S&P 500®	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
	2-year	10%	S&P 500®	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	17.00%	17.00%	17.00%	17.00%	16.50%	16.50%	16.50%	16.50%
	2-year	15%	Russell 2000®	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	18.50%	18.50%	18.50%	18.50%
	2-year	10%	Russell 2000®	18.25%	18.25%	18.25%	18.25%	18.25%	18.25%	18.25%	18.25%	18.25%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	21.00%	21.00%	21.00%	21.00%
	2-year	15%	Nasdaq-100®	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
	2-year	10%	Nasdaq-100®	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
	2-year	15%	MSCI EAFE	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.00%	13.00%	13.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	12.50%	12.50%	12.50%	12.50%
	2-year	10%	MSCI EAFE	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.00%	16.00%	16.00%	16.00%
	1-year	15%	S&P 500®	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.25%	8.25%	8.25%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	8.50%	8.50%	8.50%	8.50%	8.25%	8.25%	8.25%	8.25%
	1-year	10%	S&P 500®	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	9.25%	9.25%	9.25%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	10.00%	10.00%	10.00%	9.25%	9.25%	9.25%	9.25%
	1-year	15%	Russell 2000®	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.00%	11.00%	11.00%	11.00%	10.50%	10.50%	10.50%	10.50%
	1-year	10%	Russell 2000®	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.75%	11.75%	11.75%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.00%	13.00%	13.00%	13.00%	12.00%	12.00%	12.00%	12.00%
	1-year	15%	Nasdaq-100®	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.50%	9.50%	9.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
	1-year	10%	Nasdaq-100®	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.75%	10.75%	10.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	10.75%	10.75%	10.75%	10.75%	10.25%	10.25%	10.25%	10.25%
	1-year	15%	MSCI EAFE	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	8.00%	8.00%	8.00%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%	8.50%	7.50%	7.50%	7.50%	7.50%
	1-year	10%	MSCI EAFE	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	9.00%	9.00%	9.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.50%	9.50%	9.50%	9.50%	8.50%	8.50%	8.50%	8.50%
Fixed Account	1-year	N/A	Fixed Account	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Brighthouse Shield Level ll 6-Year AnnuityHistorical renewal upside crediting rates in effect for each Shield Option offered by the Contract dated July 1, 2025 through December 31, 2025 for Contracts issued in 2024** Renewal upside crediting rates were not available before July 1, 2025.The following chart shows the historical new contract Cap Rates, Step Rates, and Edge Rates in effect for each of the Shield Options during the stated time period.
Shield Option				July	August	September	October	November	December
Rate Crediting Type	Term	Shield Rate	Index	07/01/25	08/01/25	09/01/25	10/01/25	11/01/25	12/01/25
Cap Rate	6-year	25%	S&P 500®	91.00%	96.00%	94.00%	79.00%	84.00%	82.00%
	6-year	15%	S&P 500®	161.00%	420.00%	253.00%	125.00%	160.00%	157.00%
	6-year	10%	S&P 500®	163.00%	1000.00%	259.00%	155.00%	170.00%	159.00%
	6-year	25%	Russell 2000®	77.00%	79.00%	77.00%	75.00%	77.00%	77.00%
	6-year	15%	Russell 2000®	90.00%	94.00%	90.00%	87.00%	90.00%	90.00%
	6-year	10%	Russell 2000®	122.00%	130.00%	124.00%	115.00%	123.00%	124.00%
	6-year	25%	Nasdaq-100®	76.00%	80.00%	79.00%	73.00%	76.00%	75.00%
	6-year	15%	Nasdaq-100®	95.00%	100.00%	99.00%	90.00%	95.00%	93.00%
	6-year	10%	Nasdaq-100®	120.00%	130.00%	128.00%	118.00%	128.00%	125.00%
	6-year	25%	MSCI EAFE	129.00%	195.00%	195.00%	195.00%	195.00%	195.00%
	6-year	15%	MSCI EAFE	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%
	6-year	10%	MSCI EAFE	360.00%	360.00%	360.00%	360.00%	360.00%	360.00%
	3-year	15%	S&P 500®	84.00%	84.00%	84.00%	58.00%	60.00%	60.00%
	3-year	10%	S&P 500®	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
	3-year	15%	Russell 2000®	63.50%	66.00%	66.00%	56.50%	59.50%	58.00%
	3-year	10%	Russell 2000®	108.00%	108.00%	108.00%	104.50%	108.00%	108.00%
	3-year	15%	Nasdaq-100®	42.00%	44.50%	44.00%	43.50%	44.50%	43.00%
	3-year	10%	Nasdaq-100®	57.00%	63.00%	61.50%	54.50%	58.00%	54.50%
	3-year	15%	MSCI EAFE	96.00%	96.00%	96.00%	96.00%	96.00%	96.00%
	3-year	10%	MSCI EAFE	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
	1-year	25%	S&P 500®	8.70%	9.20%	8.90%	8.30%	8.10%	8.00%
	1-year	15%	S&P 500®	12.20%	12.50%	12.50%	11.40%	11.00%	11.00%
	1-year	10%	S&P 500®	17.20%	17.50%	17.50%	15.20%	14.70%	14.60%
	1-year	25%	Russell 2000®	12.10%	12.60%	12.20%	10.90%	11.00%	11.00%
	1-year	15%	Russell 2000®	17.60%	18.10%	18.00%	15.60%	15.90%	15.80%
	1-year	10%	Russell 2000®	24.00%	24.40%	24.40%	21.20%	21.80%	21.40%
	1-year	25%	Nasdaq-100®	10.20%	10.50%	10.30%	9.70%	9.30%	9.50%
	1-year	15%	Nasdaq-100®	14.30%	14.80%	14.40%	13.30%	12.60%	12.80%
	1-year	10%	Nasdaq-100®	18.30%	19.20%	18.60%	16.50%	15.60%	15.90%
	1-year	25%	MSCI EAFE	7.90%	8.20%	8.20%	8.80%	8.60%	8.30%
	1-year	15%	MSCI EAFE	11.50%	12.10%	12.10%	12.80%	11.70%	11.70%
	1-year	10%	MSCI EAFE	17.70%	18.80%	19.10%	20.30%	16.60%	17.70%
Shield Option				July	August	September	October	November	December
Rate Crediting Type	Term	Shield Rate	Index	07/01/25	08/01/25	09/01/25	10/01/25	11/01/25	12/01/25
Step Rate Edge	2-year	15%	S&P 500®	15.00%	16.00%	15.00%	12.00%	12.00%	12.00%
	2-year	10%	S&P 500®	17.00%	18.00%	17.00%	14.00%	13.00%	13.00%
	2-year	15%	Russell 2000®	20.00%	21.00%	20.00%	15.00%	15.00%	15.00%
	2-year	10%	Russell 2000®	22.00%	23.00%	22.00%	17.00%	17.00%	17.00%
	2-year	15%	Nasdaq-100®	19.00%	19.00%	19.00%	15.00%	15.00%	14.00%
	2-year	10%	Nasdaq-100®	21.00%	21.00%	21.00%	17.00%	17.00%	17.00%
	2-year	15%	MSCI EAFE	14.00%	14.00%	14.00%	11.00%	11.00%	11.00%
	2-year	10%	MSCI EAFE	16.00%	16.00%	16.00%	13.00%	13.00%	13.00%
	1-year	15%	S&P 500®	9.40%	9.60%	9.30%	7.80%	7.50%	7.50%
	1-year	10%	S&P 500®	10.80%	10.90%	10.50%	8.60%	8.30%	8.40%
	1-year	15%	Russell 2000®	11.20%	11.20%	11.20%	10.00%	9.90%	9.90%
	1-year	10%	Russell 2000®	13.50%	13.50%	13.50%	11.30%	11.20%	11.30%
	1-year	15%	Nasdaq-100®	10.90%	11.20%	10.70%	8.40%	7.90%	8.00%
	1-year	10%	Nasdaq-100®	12.30%	12.60%	12.00%	9.60%	9.10%	9.20%
	1-year	15%	MSCI EAFE	7.60%	7.70%	7.40%	6.80%	6.70%	6.70%
	1-year	10%	MSCI EAFE	8.60%	8.70%	8.30%	7.50%	7.40%	7.40%
Step Rate	2-year	15%	S&P 500®	17.00%	18.00%	17.00%	14.00%	14.00%	14.00%
	2-year	10%	S&P 500®	19.00%	20.00%	19.00%	16.00%	15.00%	15.00%
	2-year	15%	Russell 2000®	22.00%	23.00%	22.00%	17.00%	17.00%	17.00%
	2-year	10%	Russell 2000®	24.00%	25.00%	24.00%	19.00%	19.00%	19.00%
	2-year	15%	Nasdaq-100®	21.00%	21.00%	21.00%	17.00%	17.00%	16.00%
	2-year	10%	Nasdaq-100®	23.00%	23.00%	23.00%	19.00%	19.00%	19.00%
	2-year	15%	MSCI EAFE	16.00%	16.00%	16.00%	13.00%	13.00%	13.00%
	2-year	10%	MSCI EAFE	18.00%	18.00%	18.00%	15.00%	15.00%	15.00%
	1-year	15%	S&P 500®	10.40%	10.60%	10.30%	8.80%	8.50%	8.50%
	1-year	10%	S&P 500®	11.80%	11.90%	11.50%	9.60%	9.30%	9.40%
	1-year	15%	Russell 2000®	12.80%	12.80%	12.80%	11.00%	10.90%	10.90%
	1-year	10%	Russell 2000®	14.70%	14.70%	14.70%	12.30%	12.20%	12.30%
	1-year	15%	Nasdaq-100®	11.90%	12.20%	11.70%	9.40%	8.90%	9.00%
	1-year	10%	Nasdaq-100®	13.30%	13.60%	13.00%	10.60%	10.10%	10.20%
	1-year	15%	MSCI EAFE	8.60%	8.70%	8.40%	7.80%	7.70%	7.70%
	1-year	10%	MSCI EAFE	9.60%	9.70%	9.30%	8.50%	8.40%	8.40%
Fixed Account	1-year	N/A	Fixed Account	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%

Brighthouse Shield Level II 6-Year (NY) | Fixed Account | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	9.00%	9.00%	9.75%	9.75%	9.75%	8.25%	8.25%	7.50%	7.50%		8.50%		8.50%		9.00%	9.00%		9.75%		9.75%		9.75%	9.75%	8.25%	7.50%	7.50%	7.50%	7.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	75.00%	75.00%	90.00%	80.00%	80.00%	70.00%	70.00%	85.00%	85.00%		70.00%		70.00%		75.00%	75.00%		90.00%		90.00%		80.00%	80.00%	70.00%	85.00%	85.00%	85.00%	85.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	11.50%	11.50%	13.00%	13.00%	13.00%	10.75%	10.75%	10.00%	10.00%		10.75%		10.75%		11.50%	11.50%		13.00%		13.00%		13.00%	13.00%	10.75%	10.00%	10.00%	10.00%	10.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%	50.00%	50.00%	50.00%	50.00%		60.00%		70.00%		70.00%	70.00%		70.00%		70.00%		70.00%	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	115.00%	125.00%	125.00%	175.00%	145.00%	145.00%	135.00%	135.00%	225.00%	225.00%		100.00%		115.00%		125.00%	125.00%		175.00%		175.00%		145.00%	145.00%	135.00%	225.00%	225.00%	225.00%	225.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.25%	16.00%	16.00%	16.25%	16.25%	16.25%	14.25%	14.25%	13.00%	13.00%		13.25%		13.25%		16.00%	16.00%		16.25%		16.25%		16.25%	16.25%	14.25%	13.00%	13.00%	13.00%	13.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	90.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%		75.00%		90.00%		130.00%	130.00%		130.00%		130.00%		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.50%	7.50%	7.50%	6.25%	6.25%	6.25%	6.25%		7.00%		7.00%		7.00%	7.00%		7.50%		7.50%		7.50%	7.50%	6.25%	6.25%	6.25%	6.25%	6.25%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	14.00%	14.00%	14.00%	12.25%	12.25%	12.25%	12.25%		13.00%		13.00%		13.00%	13.00%		14.00%		14.00%		14.00%	14.00%	12.25%	12.25%	12.25%	12.25%	12.25%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.50%	8.50%	9.00%	9.00%	9.00%	7.50%	7.50%	7.25%	7.25%		8.00%		8.00%		8.50%	8.50%		9.00%		9.00%		9.00%	9.00%	7.50%	7.25%	7.25%	7.25%	7.25%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	16.00%	16.00%	16.00%	13.75%	13.75%	13.75%	13.75%		15.00%		15.00%		15.00%	15.00%		16.00%		16.00%		16.00%	16.00%	13.75%	13.75%	13.75%	13.75%	13.75%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.50%	8.50%	9.75%	9.75%	9.75%	8.25%	8.25%	8.00%	8.00%		8.25%		8.25%		8.50%	8.50%		9.75%		9.75%		9.75%	9.75%	8.25%	8.00%	8.00%	8.00%	8.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	16.00%	16.00%	16.00%	13.50%	13.50%	13.50%	13.50%		15.00%		15.00%		15.00%	15.00%		16.00%		16.00%		16.00%	16.00%	13.50%	13.50%	13.50%	13.50%	13.50%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	10.00%	10.00%	11.00%	11.00%	11.00%	9.25%	9.25%	8.75%	8.75%		9.25%		9.25%		10.00%	10.00%		11.00%		11.00%		11.00%	11.00%	9.25%	8.75%	8.75%	8.75%	8.75%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	17.00%	17.00%	18.00%	18.00%	18.00%	14.75%	14.75%	14.75%	14.75%		16.50%		16.50%		17.00%	17.00%		18.00%		18.00%		18.00%	18.00%	14.75%	14.75%	14.75%	14.75%	14.75%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.00%		8.10%		8.30%			8.90%		9.20%		8.70%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													82.00%		84.00%		79.00%			94.00%		96.00%		91.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													11.00%		11.00%		11.40%			12.50%		12.50%		12.20%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													60.00%		60.00%		58.00%			84.00%		84.00%		84.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													157.00%		160.00%		125.00%			253.00%		420.00%		161.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													14.60%		14.70%		15.20%			17.50%		17.50%		17.20%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													150.00%		150.00%		150.00%			150.00%		150.00%		150.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													159.00%		170.00%		155.00%			259.00%		1000.00%		163.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													7.50%		7.50%		7.80%			9.30%		9.60%		9.40%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													12.00%		12.00%		12.00%			15.00%		16.00%		15.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.40%		8.30%		8.60%			10.50%		10.90%		10.80%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													13.00%		13.00%		14.00%			17.00%		18.00%		17.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.50%		8.50%		8.80%			10.30%		10.60%		10.40%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													14.00%		14.00%		14.00%			17.00%		18.00%		17.00%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													9.40%		9.30%		9.60%			11.50%		11.90%		11.80%
Brighthouse Shield Level II 6-Year (NY) | SP 500 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													15.00%		15.00%		16.00%			19.00%		20.00%		19.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.75%	11.75%	12.50%	12.50%	12.50%	11.00%	11.00%	10.25%	10.25%		11.25%		11.25%		11.75%	11.75%		12.50%		12.50%		12.50%	12.50%	11.00%	10.25%	10.25%	10.25%	10.25%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%		60.00%		60.00%		75.00%	75.00%		75.00%		75.00%		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.50%	16.50%	16.50%	16.50%	16.50%	15.00%	15.00%	14.50%	14.50%		16.00%		16.00%		16.50%	16.50%		16.50%		16.50%		16.50%	16.50%	15.00%	14.50%	14.50%	14.50%	14.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	55.00%	55.00%	55.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%		50.00%		50.00%		55.00%	55.00%		55.00%		55.00%		55.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%	90.00%	90.00%		80.00%		80.00%		100.00%	100.00%		100.00%		100.00%		100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	22.00%	22.00%	22.00%	22.00%	22.00%	20.00%	20.00%	19.50%	19.50%		19.00%		19.00%		22.00%	22.00%		22.00%		22.00%		22.00%	22.00%	20.00%	19.50%	19.50%	19.50%	19.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%		70.00%		80.00%		90.00%	90.00%		90.00%		90.00%		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%		110.00%		110.00%		130.00%	130.00%		130.00%		130.00%		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	8.50%	8.50%	8.50%	7.25%	7.25%	7.25%	7.25%		8.25%		8.25%		8.25%	8.25%		8.50%		8.50%		8.50%	8.50%	7.25%	7.25%	7.25%	7.25%	7.25%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	16.00%	16.00%	16.25%	16.25%	16.25%	14.25%	14.25%	14.25%	14.25%		15.00%		15.00%		16.00%	16.00%		16.25%		16.25%		16.25%	16.25%	14.25%	14.25%	14.25%	14.25%	14.25%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	11.00%	11.00%	11.00%	9.00%	9.00%	9.00%	9.00%		10.25%		10.25%		10.25%	10.25%		11.00%		11.00%		11.00%	11.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.50%	18.50%	18.50%	18.50%	18.50%	16.50%	16.50%	16.50%	16.50%		18.00%		18.00%		18.50%	18.50%		18.50%		18.50%		18.50%	18.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	11.00%	11.00%	12.00%	12.00%	12.00%	10.00%	10.00%	10.00%	10.00%		10.50%		10.50%		11.00%	11.00%		12.00%		12.00%		12.00%	12.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.50%	18.50%	19.00%	19.00%	19.00%	19.00%	19.00%	16.75%	16.75%	16.75%	16.75%		18.50%		18.50%		19.00%	19.00%		19.00%		19.00%		19.00%	19.00%	16.75%	16.75%	16.75%	16.75%	16.75%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	13.00%	13.00%	13.50%	13.50%	13.50%	11.75%	11.75%	11.25%	11.25%		12.00%		12.00%		13.00%	13.00%		13.50%		13.50%		13.50%	13.50%	11.75%	11.25%	11.25%	11.25%	11.25%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		21.00%	21.00%	21.50%	21.50%	21.50%	21.50%	21.50%	18.25%	18.25%	18.25%	18.25%		21.00%		21.00%		21.50%	21.50%		21.50%		21.50%		21.50%	21.50%	18.25%	18.25%	18.25%	18.25%	18.25%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													11.00%		11.00%		10.90%			12.20%		12.60%		12.10%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													77.00%		77.00%		75.00%			77.00%		79.00%		77.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													15.80%		15.90%		15.60%			18.00%		18.10%		17.60%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													58.00%		59.50%		56.50%			66.00%		66.00%		63.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													90.00%		90.00%		87.00%			90.00%		94.00%		90.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													21.40%		21.80%		21.20%			24.40%		24.40%		24.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													108.00%		108.00%		104.50%			108.00%		108.00%		108.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													124.00%		123.00%		115.00%			124.00%		130.00%		122.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													9.90%		9.90%		10.00%			11.20%		11.20%		11.20%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													15.00%		15.00%		15.00%			20.00%		21.00%		20.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													11.30%		11.20%		11.30%			13.50%		13.50%		13.50%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													17.00%		17.00%		17.00%			22.00%		23.00%		22.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													10.90%		10.90%		11.00%			12.80%		12.80%		12.80%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													17.00%		17.00%		17.00%			22.00%		23.00%		22.00%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													12.30%		12.20%		12.30%			14.70%		14.70%		14.70%
Brighthouse Shield Level II 6-Year (NY) | Russell 2000 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													19.00%		19.00%		19.00%			24.00%		25.00%		24.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.75%	9.75%	11.50%	11.50%	11.50%	9.00%	9.00%	8.25%	8.25%		9.00%		9.00%		9.75%	9.75%		11.50%		11.50%		11.50%	11.50%	9.00%	8.25%	8.25%	8.25%	8.25%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%		90.00%		90.00%		110.00%	110.00%		110.00%		110.00%		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.00%	14.00%	15.50%	15.50%	15.50%	15.50%	15.50%	12.50%	12.50%	11.50%	11.50%		14.00%		14.00%		15.50%	15.50%		15.50%		15.50%		15.50%	15.50%	12.50%	11.50%	11.50%	11.50%	11.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	80.00%	80.00%	80.00%	80.00%		90.00%		90.00%		90.00%	90.00%		90.00%		90.00%		90.00%	90.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%		200.00%		200.00%		200.00%	200.00%		200.00%		200.00%		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	21.50%	21.50%	21.50%	21.50%	21.50%	21.50%	18.00%	18.00%	17.00%	17.00%		20.00%		21.50%		21.50%	21.50%		21.50%		21.50%		21.50%	21.50%	18.00%	17.00%	17.00%	17.00%	17.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%		130.00%		130.00%		130.00%	130.00%		130.00%		130.00%		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%		300.00%		300.00%		300.00%	300.00%		300.00%		300.00%		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.00%	6.00%	6.25%	6.25%	6.75%	6.75%	6.75%	5.75%	5.75%	5.75%	5.75%		6.00%		6.00%		6.25%	6.25%		6.75%		6.75%		6.75%	6.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%	13.00%	13.00%	13.00%	13.00%	13.00%	11.00%	11.00%	11.00%	11.00%		11.00%		11.00%		13.00%	13.00%		13.00%		13.00%		13.00%	13.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.50%	7.25%	7.75%	7.75%	8.00%	8.00%	8.00%	7.25%	7.25%	7.25%	7.25%		6.50%		7.25%		7.75%	7.75%		8.00%		8.00%		8.00%	8.00%	7.25%	7.25%	7.25%	7.25%	7.25%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	14.50%	14.50%	14.50%	14.50%	14.50%	13.50%	13.50%	13.50%	13.50%		12.50%		12.50%		14.50%	14.50%		14.50%		14.50%		14.50%	14.50%	13.50%	13.50%	13.50%	13.50%	13.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	8.50%	8.50%	8.75%	8.75%	8.75%	8.00%	8.00%	7.75%	7.75%		7.50%		7.50%		8.50%	8.50%		8.75%		8.75%		8.75%	8.75%	8.00%	7.75%	7.75%	7.75%	7.75%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	14.50%	14.50%	14.50%	14.50%	14.50%	13.00%	13.00%	13.50%	13.50%	13.00%	12.50%	13.00%	12.50%	13.00%	14.50%	14.50%	16.00%	14.50%	16.00%	14.50%	16.00%	14.50%	14.50%	13.00%	13.50%	13.50%	13.50%	13.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	9.50%	9.50%	10.00%	10.00%	10.00%	9.00%	9.00%	8.50%	8.50%		8.50%		8.50%		9.50%	9.50%		10.00%		10.00%		10.00%	10.00%	9.00%	8.50%	8.50%	8.50%	8.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.50%	16.50%	16.50%	16.50%	16.50%	15.50%	15.50%	15.50%	15.50%		16.00%		16.00%		16.50%	16.50%		16.50%		16.50%		16.50%	16.50%	15.50%	15.50%	15.50%	15.50%	15.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.30%		8.60%		8.80%			8.20%		8.20%		7.90%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													195.00%		195.00%		195.00%			195.00%		195.00%		129.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													11.70%		11.70%		12.80%			12.10%		12.10%		11.50%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													96.00%		96.00%		96.00%			96.00%		96.00%		96.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													240.00%		240.00%		240.00%			240.00%		240.00%		240.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													17.70%		16.60%		20.30%			19.10%		18.80%		17.70%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													150.00%		150.00%		150.00%			150.00%		150.00%		150.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													360.00%		360.00%		360.00%			360.00%		360.00%		360.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													6.70%		6.70%		6.80%			7.40%		7.70%		7.60%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													11.00%		11.00%		11.00%			14.00%		14.00%		14.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													7.40%		7.40%		7.50%			8.30%		8.70%		8.60%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													13.00%		13.00%		13.00%			16.00%		16.00%		16.00%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													7.70%		7.70%		7.80%			8.40%		8.70%		8.60%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.40%		8.40%		8.50%			9.30%		9.70%		9.60%
Brighthouse Shield Level II 6-Year (NY) | MSCI EAFE Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													15.00%		15.00%		15.00%			18.00%		18.00%		18.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	11.00%	11.00%	11.00%	10.00%	10.00%	9.25%	9.25%		10.00%		10.00%		10.00%	10.00%		11.00%		11.00%		11.00%	11.00%	10.00%	9.25%	9.25%	9.25%	9.25%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	65.00%	65.00%	75.00%	75.00%		65.00%		65.00%		70.00%	70.00%		70.00%		70.00%		70.00%	70.00%	65.00%	75.00%	75.00%	75.00%	75.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	13.25%	13.25%	15.00%	15.00%	15.00%	13.25%	13.25%	12.50%	12.50%		12.50%		12.50%		13.25%	13.25%		15.00%		15.00%		15.00%	15.00%	13.25%	12.50%	12.50%	12.50%	12.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	40.00%	45.00%	45.00%	45.00%	45.00%	45.00%	40.00%	40.00%	40.00%	40.00%		40.00%		40.00%		45.00%	45.00%		45.00%		45.00%		45.00%	45.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	90.00%	95.00%	95.00%	100.00%	100.00%	90.00%	85.00%	85.00%	100.00%	100.00%		80.00%		90.00%		95.00%	95.00%		100.00%		100.00%		100.00%	90.00%	85.00%	100.00%	100.00%	100.00%	100.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	17.50%	17.50%	19.50%	19.50%	19.50%	16.25%	16.25%	15.50%	15.50%		15.00%		15.00%		17.50%	17.50%		19.50%		19.50%		19.50%	19.50%	16.25%	15.50%	15.50%	15.50%	15.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	55.00%	55.00%	55.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%		50.00%		50.00%		55.00%	55.00%		55.00%		55.00%		55.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	110.00%	110.00%	120.00%	120.00%	110.00%	105.00%	105.00%	125.00%	125.00%		100.00%		100.00%		110.00%	110.00%		120.00%		120.00%		120.00%	110.00%	105.00%	125.00%	125.00%	125.00%	125.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.50%	7.50%	8.50%	8.50%	8.50%	7.25%	7.25%	7.25%	7.25%		7.25%		7.25%		7.50%	7.50%		8.50%		8.50%		8.50%	8.50%	7.25%	7.25%	7.25%	7.25%	7.25%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	15.00%	15.00%	15.00%	14.00%	14.00%	14.00%	14.00%		14.50%		14.50%		14.50%	14.50%		15.00%		15.00%		15.00%	15.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	10.50%	10.50%	10.50%	9.00%	9.00%	8.75%	8.75%		9.00%		9.00%		9.00%	9.00%		10.50%		10.50%		10.50%	10.50%	9.00%	8.75%	8.75%	8.75%	8.75%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.25%	16.25%	16.25%	16.25%	18.00%	18.00%	18.00%	16.25%	16.25%	16.25%	16.25%		16.25%		16.25%		16.25%	16.25%		18.00%		18.00%		18.00%	18.00%	16.25%	16.25%	16.25%	16.25%	16.25%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%	11.50%	11.50%	11.50%	9.50%	9.50%	9.00%	9.00%		9.50%		9.50%		9.50%	9.50%		11.50%		11.50%		11.50%	11.50%	9.50%	9.00%	9.00%	9.00%	9.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	17.00%	17.00%	17.00%	15.50%	15.50%	15.50%	15.50%		16.50%		16.50%		16.50%	16.50%		17.00%		17.00%		17.00%	17.00%	15.50%	15.50%	15.50%	15.50%	15.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.75%	10.75%	13.00%	13.00%	13.00%	10.75%	10.75%	10.25%	10.25%		10.25%		10.25%		10.75%	10.75%		13.00%		13.00%		13.00%	13.00%	10.75%	10.25%	10.25%	10.25%	10.25%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | New Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	20.50%	20.50%	20.50%	17.50%	17.50%	17.50%	17.50%		18.00%		18.00%		18.00%	18.00%		20.50%		20.50%		20.50%	20.50%	17.50%	17.50%	17.50%	17.50%	17.50%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													9.50%		9.30%		9.70%			10.30%		10.50%		10.20%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 25 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													75.00%		76.00%		73.00%			79.00%		80.00%		76.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													12.80%		12.60%		13.30%			14.40%		14.80%		14.30%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													43.00%		44.50%		43.50%			44.00%		44.50%		42.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 15 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													93.00%		95.00%		90.00%			99.00%		100.00%		95.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													15.90%		15.60%		16.50%			18.60%		19.20%		18.30%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													54.50%		58.00%		54.50%			61.50%		63.00%		57.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Cap Rate | Shield 10 | Postive Return [Member] | Point To Point 6 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													125.00%		128.00%		118.00%			128.00%		130.00%		120.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													8.00%		7.90%		8.40%			10.70%		11.20%		10.90%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate Edge | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													14.00%		15.00%		15.00%			19.00%		19.00%		19.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													9.20%		9.10%		9.60%			12.00%		12.60%		12.30%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate Edge | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													17.00%		17.00%		17.00%			21.00%		21.00%		21.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													9.00%		8.90%		9.40%			11.70%		12.20%		11.90%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate | Shield 15 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													16.00%		17.00%		17.00%			21.00%		21.00%		21.00%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													10.20%		10.10%		10.60%			13.00%		13.60%		13.30%
Brighthouse Shield Level II 6-Year (NY) | Nasdaq-100 Index | Renewal Step Rate | Shield 10 | Postive Return [Member] | Point To Point 2 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]													19.00%		19.00%		19.00%			23.00%		23.00%		23.00%